Income Taxes (Components of Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Enterprise tax	¥ 1,712	¥ 1,551
Inventories	12,731	14,149
Provision for doubtful accounts and loss on bad debts	1,790	1,733
Accrued expenses	11,517	16,619
Employee benefits	27,779	25,716
Depreciation and amortization	36,967	38,221
Securities	1,146	932
Net operating losses and tax credit carry forwards	36,893	32,151
Other	6,913	5,073
Total gross deferred tax assets	137,448	136,145
Valuation allowance	(40,021)	(33,005)	¥ (39,496)	¥ (34,414)
Net deferred tax assets	97,427	103,140
Deferred tax liabilities:
Depreciation and amortization	8,932	9,277
Securities	303,032	301,980
Prepaid benefit cost	994	3,723
Other	3,874	7,034
Total deferred tax liabilities	316,832	322,014
Net deferred tax liabilities	¥ (219,405)	¥ (218,874)